LEASE OBLIGATIONS - Schedule of Lease Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Lease liabilities, beginning balance	$ 62,209,317	$ 7,719,108
Additions	7,401,691	56,575,021
Lease payments	(4,977,183)	(2,093,371)
Modification	(439,897)
Foreign exchange gain		(42,772)
Foreign currency translation adjustment	(673,713)	51,331
Lease liabilities, ending balance	63,520,215	62,209,317
Current portion	5,210,183	4,691,344
Non-current portion	$ 58,310,032	$ 57,517,973